Note 23 - Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Assets (Liabilities), at Fair Value, Net	$ 35,475	$ 44,918
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	12,230	2,475
The Bond [Member] | Unsecured Debt [Member]
Long-Term Debt, Fair Value	106,633	102,394
Fair Value, Inputs, Level 2 [Member] | Four Dry Bulk Vessels [Member] | Fair Value, Nonrecurring [Member]
Asset Impairment Charges		1,691
Fair Value, Inputs, Level 2 [Member] | Two Dry Bulk Vessels [Member] | Fair Value, Nonrecurring [Member]
Asset Impairment Charges	434
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Investment Owned, Fair Value	54,186
Fair Value, Inputs, Level 2 [Member] | Note 11.B [Member]
Debt Instrument, Fair Value Disclosure	575,297	600,416
Fair Value, Inputs, Level 2 [Member] | Note 11.A.17 [Member]
Debt Instrument, Fair Value Disclosure	$ 108,890	$ 116,311